Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000009519 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class Y
Trading Symbol	DNVYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class Y)	$77	0.67%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 30.82%, versus a 19.56% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Energy (+41%), Health Care (+27%), and Information Technology (+26%)
    Weakest performing sectors - Utilities (+6%), Consumer Discretionary (+8%), and Consumer Staples (+10%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+168% vs +26%)
    Samsung Electronics (+262%) and Applied Materials (+167%) - two largest individual contributors
    Texas Instruments (+56%)
    Applied Materials - no longer a Fund holding
  Health Care - outperformed the Index sector (+59% vs +27%) and overweight (average weighting 14% vs 9%)
    Viatris (+109%) and CVS Health (+73%)
  Financials - outperformed the Index sector (+17% vs +11%)
    U.S. Bancorp (+46%) and Danske Bank (+58%)
  Overweight in Energy (average weighting 7% vs 3%), the strongest performing sector of the Index
    Devon Energy (+33%) - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
  Individual holdings
    Alphabet (+86%) and Teck Resources (+87%)
Detractors from Performance
  Communication Services - underperformed the Index sector (flat vs +19%)
    Meta Platforms (-28%) and Pinterest (-38%) - two largest individual detractors
    Angi (-65%)
  Significantly underweight in Information Technology (average weighting 11% vs 35%), a stronger performing sector of the Index
  Overweight in Financials (average weighting 30% vs 13%)
    Markel Group (-6%) and Capital One Financial (-1%)
  Industrials - underperformed the Index sector (-13% vs +20%)
    DiDi Global (-30%) and AGCO (-13%)
  Energy - underperformed the Index sector (+27% vs +41%)
  Individual Consumer Discretionary holdings
    Prosus (-20%), Trip.com Group (-24%), and Naspers (-16%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2016.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class Y)	30.82%	12.50%	13.42%
S&P 500 Index	19.56%	12.85%	15.07%
Russell 1000 Value Index	31.19%	11.82%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 7,700,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/26 (in billions)	$7.7
Total number of portfolio holdings as of 07/31/26	46
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in millions)	$38.2

Holdings [Text Block]	Top Sectors as of 07/31/26 Net Assets
Financials	27.07%
Health Care	17.40%
Consumer Discretionary	12.88%
Communication Services	9.69%
Information Technology	8.60%

C000009520 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class R
Trading Symbol	NYVRX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class R)	$138	1.20%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class R shares delivered a total return of 30.15%, versus a 19.56% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Energy (+41%), Health Care (+27%), and Information Technology (+26%)
    Weakest performing sectors - Utilities (+6%), Consumer Discretionary (+8%), and Consumer Staples (+10%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+168% vs +26%)
    Samsung Electronics (+262%) and Applied Materials (+167%) - two largest individual contributors
    Texas Instruments (+56%)
    Applied Materials - no longer a Fund holding
  Health Care - outperformed the Index sector (+59% vs +27%) and overweight (average weighting 14% vs 9%)
    Viatris (+109%) and CVS Health (+73%)
  Financials - outperformed the Index sector (+17% vs +11%)
    U.S. Bancorp (+46%) and Danske Bank (+58%)
  Overweight in Energy (average weighting 7% vs 3%), the strongest performing sector of the Index
    Devon Energy (+33%) - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
  Individual holdings
    Alphabet (+86%) and Teck Resources (+87%)
Detractors from Performance
  Communication Services - underperformed the Index sector (flat vs +19%)
    Meta Platforms (-28%) and Pinterest (-38%) - two largest individual detractors
    Angi (-65%)
  Significantly underweight in Information Technology (average weighting 11% vs 35%), a stronger performing sector of the Index
  Overweight in Financials (average weighting 30% vs 13%)
    Markel Group (-6%) and Capital One Financial (-1%)
  Industrials - underperformed the Index sector (-13% vs +20%)
    DiDi Global (-30%) and AGCO (-13%)
  Energy - underperformed the Index sector (+27% vs +41%)
  Individual Consumer Discretionary holdings
    Prosus (-20%), Trip.com Group (-24%), and Naspers (-16%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $500,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2016.
GROWTH OF $500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class R)	30.15%	11.93%	12.82%
S&P 500 Index	19.56%	12.85%	15.07%
Russell 1000 Value Index	31.19%	11.82%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 7,700,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/26 (in billions)	$7.7
Total number of portfolio holdings as of 07/31/26	46
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in millions)	$38.2

Holdings [Text Block]	Top Sectors as of 07/31/26 Net Assets
Financials	27.07%
Health Care	17.40%
Consumer Discretionary	12.88%
Communication Services	9.69%
Information Technology	8.60%

C000009518 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class C
Trading Symbol	NYVCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class C)	$200	1.74%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 29.45%, versus a 19.56% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Energy (+41%), Health Care (+27%), and Information Technology (+26%)
    Weakest performing sectors - Utilities (+6%), Consumer Discretionary (+8%), and Consumer Staples (+10%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+168% vs +26%)
    Samsung Electronics (+262%) and Applied Materials (+167%) - two largest individual contributors
    Texas Instruments (+56%)
    Applied Materials - no longer a Fund holding
  Health Care - outperformed the Index sector (+59% vs +27%) and overweight (average weighting 14% vs 9%)
    Viatris (+109%) and CVS Health (+73%)
  Financials - outperformed the Index sector (+17% vs +11%)
    U.S. Bancorp (+46%) and Danske Bank (+58%)
  Overweight in Energy (average weighting 7% vs 3%), the strongest performing sector of the Index
    Devon Energy (+33%) - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
  Individual holdings
    Alphabet (+86%) and Teck Resources (+87%)
Detractors from Performance
  Communication Services - underperformed the Index sector (flat vs +19%)
    Meta Platforms (-28%) and Pinterest (-38%) - two largest individual detractors
    Angi (-65%)
  Significantly underweight in Information Technology (average weighting 11% vs 35%), a stronger performing sector of the Index
  Overweight in Financials (average weighting 30% vs 13%)
    Markel Group (-6%) and Capital One Financial (-1%)
  Industrials - underperformed the Index sector (-13% vs +20%)
    DiDi Global (-30%) and AGCO (-13%)
  Energy - underperformed the Index sector (+27% vs +41%)
  Individual Consumer Discretionary holdings
    Prosus (-20%), Trip.com Group (-24%), and Naspers (-16%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2016.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class C) — Without CDSC*	29.45%	11.30%	12.41%
Davis New York Venture Fund (Class C) — With CDSC*,**	28.45%	11.30%	12.41%
S&P 500 Index	19.56%	12.85%	15.07%
Russell 1000 Value Index	31.19%	11.82%	11.61%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 7,700,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/26 (in billions)	$7.7
Total number of portfolio holdings as of 07/31/26	46
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in millions)	$38.2

Holdings [Text Block]	Top Sectors as of 07/31/26 Net Assets
Financials	27.07%
Health Care	17.40%
Consumer Discretionary	12.88%
Communication Services	9.69%
Information Technology	8.60%

C000009516 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class A
Trading Symbol	NYVTX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class A)	$104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 30.53%, versus a 19.56% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Energy (+41%), Health Care (+27%), and Information Technology (+26%)
    Weakest performing sectors - Utilities (+6%), Consumer Discretionary (+8%), and Consumer Staples (+10%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+168% vs +26%)
    Samsung Electronics (+262%) and Applied Materials (+167%) - two largest individual contributors
    Texas Instruments (+56%)
    Applied Materials - no longer a Fund holding
  Health Care - outperformed the Index sector (+59% vs +27%) and overweight (average weighting 14% vs 9%)
    Viatris (+109%) and CVS Health (+73%)
  Financials - outperformed the Index sector (+17% vs +11%)
    U.S. Bancorp (+46%) and Danske Bank (+58%)
  Overweight in Energy (average weighting 7% vs 3%), the strongest performing sector of the Index
    Devon Energy (+33%) - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
  Individual holdings
    Alphabet (+86%) and Teck Resources (+87%)
Detractors from Performance
  Communication Services - underperformed the Index sector (flat vs +19%)
    Meta Platforms (-28%) and Pinterest (-38%) - two largest individual detractors
    Angi (-65%)
  Significantly underweight in Information Technology (average weighting 11% vs 35%), a stronger performing sector of the Index
  Overweight in Financials (average weighting 30% vs 13%)
    Markel Group (-6%) and Capital One Financial (-1%)
  Industrials - underperformed the Index sector (-13% vs +20%)
    DiDi Global (-30%) and AGCO (-13%)
  Energy - underperformed the Index sector (+27% vs +41%)
  Individual Consumer Discretionary holdings
    Prosus (-20%), Trip.com Group (-24%), and Naspers (-16%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2016.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class A) — Without sales charge	30.53%	12.23%	13.13%
Davis New York Venture Fund (Class A) — With sales charge*	24.33%	11.15%	12.59%
S&P 500 Index	19.56%	12.85%	15.07%
Russell 1000 Value Index	31.19%	11.82%	11.61%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website atwww.davisfunds.com .
Net Assets	$ 7,700,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/26 (in billions)	$7.7
Total number of portfolio holdings as of 07/31/26	46
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in millions)	$38.2

Holdings [Text Block]	Top Sectors as of 07/31/26 Net Assets
Financials	27.07%
Health Care	17.40%
Consumer Discretionary	12.88%
Communication Services	9.69%
Information Technology	8.60%